Contingencies and Litigation - Guarantor (Details) (USD $)	Dec. 31, 2011 loans
Guarantor Obligations [Line Items]
Outstanding Student Loan Portfolio, Loans	4,000,000
Outstanding Principal Balance - Student Loan Portfolio	$ 56,600,000,000
Reserves for losses on defaulted loans	1,000,000
Contractual and Corporate Obligations Guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	445,000,000
Surety Bonds Guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	$ 788,000,000